Document and Entity Information	Nov. 10, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001645070
Document Type	8-K
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	STERLING CHECK CORP.
Entity Incorporation State Country Code	DE
Entity File Number	1-40829
Entity Tax Identification Number	37-1784336
Entity Address, Address Line One	1 State Street Plaza
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	1 (800)
Local Phone Number	853-3228
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	STER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false